Summary of Significant Accounting Policies - Summary of Assets Measured At Fair Value On Recurring Basis (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of December 31, 2020	$ 218,225
Trading Securities To Net Income [Abstract]
Balance as of September 30, 2021	964,075
Fair Value, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of December 31, 2020	0
Purchases	504,540
Trading Securities To Net Income [Abstract]
Foreign exchange	(19,134)
Balance as of September 30, 2021	$ 485,406